Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt Obligations
The Company’s debt obligations consist of the following:

	As of
	December 31, 2021		December 31, 2020
in thousands	Principal	Unamortized Discount	Principal	Unamortized Discount
Term loan	$—	$—	$2,800	$—
Equipment advances	—	—	3,636	—
Paycheck Protection Program note	—	—	4,850	—
Convertible notes	—	—	59,835	12,200
Total debt	—		71,121
Less: debt discount	—		(12,200)
Less: current portion	—		(51,635)
Total long-term debt book value, net	$—		$7,286

Schedule of Issuances Under Term Loan and Equipment Advances
The issuances under the 2018 Term Loan and 2018 Equipment Advances are as follows:

in thousands	Principal
Term Loan	$3,000
Equipment Advances – January 31, 2019 Issuance	2,410
Equipment Advances – April 29, 2019 Issuance	2,428
Equipment Advances – June 27, 2019 Issuance	2,162
Total	$10,000

Schedule of Changes in Fair Value of Embedded Derivatives	The following tables present changes in fair value of the embedded compound derivative (associated with the Company’s Convertible Notes) for the year ended December 30, 2021 and 2020:

	Embedded Derivative in Convertible Notes
in thousands	2021	2020

Balance – December 31	$—	$4,698
Additions	—	3,447
Measurement adjustments	—	(8,145)
Balance – December 31	$—	$—

Schedule of Range of Inputs for Significant Assumptions Utilized to Determine Fair Value of Embedded Derivatives	The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of embedded derivatives at each issuance:

At Issuance	June 2019 Convertible Notes	October 2019 Convertible Notes	Q4 2020 Convertible Notes

Preferred stock value	$1.30	$1.30	$1.98 – 2.32
Risk free rates	1.8% – 2.0%	0.9% – 1.8%	0.1%
Risk-adjusted discount rate	15.0%	15.0%	15.0%
Additional discount factor	0.1% – 0.9%	0.9% – 4.7%	4.7%
Preferred volatility	15.3%	15.3%	20%

F-32

Summary of Calculation of Beneficial Conversion Feature	The following table summarizes the calculation of the BCFs as of the issuance dates of these Q4 2020 Convertible Notes, which continued to be presented in additional paid in capital as of December 31, 2020:

				As of December 31, 2020
	Effective Conversion Price	Fair Value of Series B Preferred Stock	Number of Shares upon Conversion (pre-combination)	BCF in thousands
October 29, 2020	$1.33	$2.32	1,125,281	$1,113
November 12, 2020	1.33	2.32	4,456,114	4,407
November 16, 2020	1.33	2.32	871,378	862
November 19, 2020	1.33	2.32	2,504,466	2,476
December 1, 2020	1.33	2.32	120,030	119
December 11, 2020	1.33	2.32	750,188	742
Total				$9,719

Schedule of Issuances Under Convertible Notes
The issuances under the Convertible Notes are as follows:

	Maturity Date of June 10, 2021
in thousands	Principal	Interest Rate

June 10, 2019	$12,950	2.37%
June 12, 2019	500	2.37%
June 13, 2019	400	2.37%
July 19, 2019	235	2.13%
July 25, 2019	750	2.13%
Total	$14,835

	Maturity Date of October 01, 2021
in thousands	Principal	Interest Rate

October 1, 2019	$14,000	1.69%
February 6, 2020	6,000	1.59%
February 12, 2020	5,000	1.59%
February 28, 2020	6,900	1.59%
October 29, 2020	1,500	1.85%
November 12, 2020	5,940	1.85%
November 16, 2020	1,162	1.85%
November 19, 2020	3,338	1.85%
December 1. 2020	160	1.85%
December 11, 2020	1,000	1.85%
Total	$45,000